Transfers of financial assets - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Repurchase and securities lending transactions
Financial assets at amortised cost	£ 524,467	£ 504,897
Financial assets at fair value through other comprehensive income	36,257	30,344
Financial assets at amortised cost:
Loans and advances to customers	461,504	441,907
Securitisation programmes | Externally held £m | Less held by the group
Financial assets at amortised cost:
Notes in circulation	15,960	16,752
Assets £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at amortised cost	701	1,420
Financial assets at fair value through other comprehensive income	15,436	10,272
Assets £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	27,418	27,284
Liabilities £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	10,530	3,543
Liabilities £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	£ 6,342	£ 5,207